COREFUNDS, INC.

                       SUPPLEMENT DATED FEBRUARY 19, 1998
          TO THE INSTITUTIONAL SHARES PROSPECTUS DATED NOVEMBER 1, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At a meeting held on December 15, 1997, the Shareholders of the International Growth Fund (the "Fund") of CoreFunds, Inc. re-approved Aberdeen Fund Managers Inc. ("Aberdeen") as a Sub-Adviser. In addition, Shareholders approved a new investment sub-advisory agreement between Aberdeen and CoreStates Investment Advisers, Inc. relating to the Fund.


In addition, the following information relating to the Core Equity Fund replaces the table in the "Example" on Page 5 of the Prospectus:

EXAMPLE                                                              1 Year      3 Years       5 Years      10 Years
You would pay the following expenses on a $1,000                       $9          $30           $51           $114
investment, assuming (1) a 5% annual return and (2)
redemption at the end of each time period.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 COREFUNDS, INC.

                       SUPPLEMENT DATED FEBRUARY 19, 1998
           TO THE INDIVIDUAL SHARES PROSPECTUS DATED NOVEMBER 1, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At a meeting held on December 15, 1997, the Shareholders of the International Growth Fund (the "Fund") of CoreFunds, Inc. re-approved Aberdeen Fund Managers Inc. ("Aberdeen") as a Sub-Adviser. In addition, Shareholders approved a new investment sub-advisory agreement between Aberdeen and CoreStates Investment Advisers, Inc. relating to the Fund.


In addition, the following information relating to the Core Equity Fund replaces the table in the "Example" on Page 5 of the Prospectus:

EXAMPLE                                                               1 Year       3 Years      5 Years       10 Years
You would pay the following expenses       Class A Shares               $66          $90          $116           $190
on a $1,000 investment, assuming (1)
imposition of the maximum sales
charge or CDSC, (2) a 5% annual           Class B Shares                $70          $91          $114           $225
return and, except as noted, (3)          (with redemption)
redemption at the end of each time        Class B Shares                $20          $61          $104           $225
period.                                   (without redemption)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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